Cambria Cannabis ETF
Country Composition
United States	64.7%
Canada	19.6%
Great Britain	15.0%
Israel	0.7%
100.0%

Percentages are based upon corporate bonds, U.S. Treasury obligations, common stocks, preferred stocks and convertible preferred stocks as a percentage of total investments.

Cambria Cannabis ETF
Sector Weightings
Consumer Staples	52.0%
Health Care	28.3%
Materials	6.6%
Real Estate	5.1%
Financials	3.2%
Industrials	2.2%
Consumer Discretionary	2.0%
Information Technology	0.6%
100.0%

Percentages are based upon corporate bonds, U.S. Treasury obligations, common stocks, preferred stocks and convertible preferred stocks as a percentage of total investments.

Cambria Cannabis ETF
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
Common Stocks – 91.0%
Consumer Discretionary - 1.8%
Greenlane Holdings, Inc. - Class A(a)	2,707	$1,342
GrowGeneration Corp.(a)	71,610	165,419
		166,761

Consumer Staples - 47.3%(b)
Altria Group, Inc.	14,850	595,782
British American Tobacco PLC	13,200	391,192
Constellation Brands, Inc. - Class A	3,960	970,516
Imperial Brands PLC	36,498	878,130
Philip Morris International, Inc.	6,930	629,591
Turning Point Brands, Inc.	18,054	438,532
Universal Corp.	7,051	408,605
Village Farms International, Inc.(a)	115,764	98,399
		4,410,747

Financials - 2.9%
AFC Gamma, Inc. - REIT	23,265	271,270

Health Care - 25.8%(b)
Aurora Cannabis, Inc.(a)	364,287	138,465
Canopy Growth Corp.(a)	5,808	27,123
cbdMD, Inc.(a)	5,526	4,342
Charlotte’s Web Holdings, Inc.(a)	341,055	60,882
Cronos Group, Inc.(a)	219,054	438,108
Intercure Ltd.(a)	54,681	64,524
Jazz Pharmaceuticals PLC(a)	5,610	688,460
MyMD Pharmaceuticals, Inc.(a)	161,766	24,265
Organigram Holdings, Inc.(a)	167,681	279,375
SNDL, Inc.(a)	231,792	308,283
Tilray Brands, Inc.(a)	203,643	372,667
		2,406,494

Industrials - 2.0%
Agrify Corp.(a)	428	317
Hydrofarm Holdings Group, Inc.(a)	130,647	129,340
Urban-Gro, Inc.(a)	35,574	59,053
		188,710

Information Technology - 0.5%
WM Technology, Inc.(a)	62,832	50,957

Materials - 6.0%
Scotts Miracle-Gro Co.	9,900	556,974

Real Estate - 4.7%
Innovative Industrial Properties, Inc. - REIT	4,672	435,571
Total Common Stocks (Cost $26,685,396)		8,487,484

Short-Term Investments - 8.8%
Money Market Funds - 8.8%
First American Treasury Obligations Fund - Class X, 5.25%(c)	825,423	825,423
Total Short-Term Investments (Cost $825,423)		825,423

Total Investments - 99.8% (Cost $27,510,819)		9,312,907
Other Assets in Excess of Liabilities - 0.2%		16,339
Total Net Assets - 100.0%		$9,329,246

Percentages are stated as a percent of net assets.

PLC - Public Limited Company REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Cambria Cannabis ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$8,487,484	$–	$–	$8,487,484
Short-Term Investments	825,423	–	–	825,423
Total Investments	$9,312,907	$–	$–	$9,312,907

Refer to the Schedule of Investments for industry classifications.